Schedule of liquidity risk (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	$ 4,981,116	$ 152,168	$ 351,356
Lease payments	7,907,965
Convertible debt	12,005,483
Consideration payable	1,375,268
Notes and other borrowings	30,000,000
Total	56,269,832
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	4,981,116
Lease payments	8,243,168
Convertible debt	15,858,837
Consideration payable	1,375,268
Notes and other borrowings	30,000,000
Total	60,458,389
Under 1 year
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	4,981,116
Lease payments	2,092,692
Convertible debt	175,000
Consideration payable	1,375,268
Notes and other borrowings	21,000,000
Total	29,624,076
1-3 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Lease payments	6,150,476
Convertible debt	15,683,837
Consideration payable	0
Notes and other borrowings	9,000,000
Total	30,834,313
3-5 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Lease payments	0
Convertible debt	0
Consideration payable	0
Notes and other borrowings	0
Total	0
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	0
Lease payments	0
Convertible debt	0
Consideration payable	0
Notes and other borrowings	0
Total	$ 0